Equity (Deficit)	9 Months Ended
Sep. 30, 2024
Disclosure Of Equity [abstract]
Equity (Deficit)	EQUITY (DEFICIT)
A.Certificates of Contribution “A”

The capitalization agreement between Petróleos Mexicanos and the Mexican Government states that the Certificates of Contribution “A” constitute permanent capital.

For the nine-month period ended September 30, 2024, Petróleos Mexicanos received Ps.150,509,050 in Certificates of Contribution “A” from the Mexican Government.

During 2023, Petróleos Mexicanos received Ps.166,615,123 in Certificates of Contribution “A” from the Mexican Government, which were designated for the construction of the Olmeca Refinery in Dos Bocas, Paraíso, Tabasco, the strengthening of its financial position, the strengthening of its fertilizers chain and the rehabilitation plan of the National Refining System.

PEMEX’s Certificates of Contribution “A” are as follows:

	Amount
Certificates of Contribution “A” as of December 31, 2022	Ps.	1,029,592,293
Increase in Certificates of Contribution “A” during 2023	166,615,123
Certificates of Contribution “A” as of December 31, 2023	Ps.	1,196,207,416
Increase in Certificates of Contribution “A” during 2024	150,509,050
Certificates of Contribution “A” as of September 30, 2024	Ps.	1,346,716,466

Mexican Government contributions made in the form of Certificates of Contribution “A” during the nine-month period ended September 30, 2024 totaled Ps.150,509,050 and were designated for the strengthening of Petróleos Mexicanos’ financial position and for the “Proyecto Aprovechamiento de Residuales” (Waste Utilization Project) in the Salina Cruz Refinery, as follows:

Date	Strengthening of financial position		Waste Utilization Project
January 12	Ps.	22,479,358	Ps.	—
February 12	32,391,756		—
March 7	13,997,554		—
March 26	5,857,845		—
March 26	2,510,505		—
April 8	5,632,399		—
May 9	21,321,366		—
May 9	8,980,400		—
May 21	27,634,576		—
June 11	4,194,241		—
August 8	—		5,509,050
Total	Ps.	145,000,000	Ps.	5,509,050
B.Mexican Government contributions

As of September 30, 2024 and December 31, 2023, there were no Mexican Government contributions apart from Certificates of Contribution “A”.

C.Legal reserve

Under Mexican law, each of the Subsidiary Companies is required to allocate a certain percentage of its net income to a legal reserve fund until the fund reaches an amount equal to a certain percentage of each Subsidiary Company’s capital stock.

As of September 30, 2024 and December 31, 2023, there were no changes to the legal reserve.

D.Accumulated other comprehensive result

For the nine-month period ended September 30, 2024 and 2023 PEMEX recognized net actuarial gains of Ps.121,077,944 and Ps.125,479,436 in other comprehensive results, net of deferred income tax of Ps.(8,039,019) and Ps.(8,468,114) respectively, related to retirement and post-employment benefits. The gains resulted from an increase in discount and plan asset return rates, which rose from 9.42% on December 31, 2023 to 10.11% on September 30, 2024.

E.Accumulated deficit from prior years

PEMEX has recorded losses in the past several years. However, the Ley de Concursos Mercantiles (“Commercial Bankruptcy Law of Mexico”) is not applicable to Petróleos Mexicanos and the Subsidiary Entities. Furthermore, the financing agreements to which PEMEX is a party do not provide for financial covenants that would be breached or events of default that would be triggered as a consequence of negative equity.

F.Uncertainty related to going concern

The condensed consolidated interim financial statements have been prepared assuming PEMEX will continue as a going concern. The going concern assumption contemplates the realization of assets and satisfaction of liabilities in normal course of business. However, substantial doubt about PEMEX’s ability to continue as a going concern exists.

Facts and conditions

PEMEX has substantial debt, incurred mainly to finance the capital expenditures needed to carry out its capital investment projects and to fund its operating expenses. Due to its heavy fiscal burden resulting from the payment of hydrocarbon extraction duties, the cash flows derived from PEMEX’s operations in recent years have not been sufficient to fully fund its operations and capital expenditure programs, which have been partially supported by the Mexican Government's equity contributions. In addition, PEMEX´s working capital has been negative.

In 2022, 2023 and 2024, certain ratings agencies downgraded PEMEX’s credit rating, mainly driven by concerns around its operating performance, liquidity and the Mexican Government’s ability and willingness to provide PEMEX with additional liquidity, as well the volatility of the crude oil prices and the downgrade of the Mexican Government’s sovereign debt rating, impacting PEMEX´s access to the financial markets, the cost and terms of PEMEX’s new debt and contract renegotiations that PEMEX may carry out during 2024. These conditions have negatively impacted PEMEX´s financial performance and liquidity position.
As of September 30, 2024 and 2023, PEMEX recognized a net (loss) income of Ps.(430,102,758) and Ps.3,024,796, respectively. In addition, as of September 30, 2024 and December 31, 2023, PEMEX had a negative equity of Ps.1,739,181,706, and Ps.1,652,978,810, respectively, mainly due to continuous net losses in prior years, and a negative working capital of Ps.565,807,098 and Ps.585,176,915, as of September 30, 2024 and December 31, 2023, respectively.

PEMEX has budget autonomy, and, in public finance terms, is subject to the cash flows financial balance goals approved in the Decreto de Presupuesto de Egresos de la Federación (“Federal Expenditure Budget Decree”). This represents the difference between its gross revenues (inflows) and its total budgeted expenditures (outflows) including the financial cost of its debt, which is proposed by the SHCP and approved by the Chamber of Deputies. The Federal Budget for 2024 authorized PEMEX to have a financial balance budget of Ps.145,000,000, conduct financing activities that do not represent a net debt in terms of public debt greater than Ps.203,705,500 and conduct other financing activities that do not represent net public debt. This financial balance does not consider the payment of principal during 2024, which PEMEX expects to cover with equity contributions from the Mexican Government. PEMEX has short-term debt principal maturities (including interest payable) of Ps.358,663,020 as of September 30, 2024.

The combined effect of the above-mentioned events indicates substantial doubt about PEMEX’s ability to continue as a going concern.

Actions-

PEMEX and the Mexican Government are carrying out the following actions, among others, to preserve liquidity and let PEMEX pay its commitments:

The application of the tax credit decree to automotive fuels published in the Official Gazette of the Federation of March 4, 2022, was in effect for 2023 and remains in effect through 2024. This decree allows PEMEX to substantially recover from the Mexican Government the difference between the international reference price of gasoline and diesel and the price at which they trade in the domestic market, accounting for inflation.

On October 31, 2023, the Mexican Government adjusted PEMEX’s tax regime and set its Profit-sharing Duty at 30.0% for 2024, a reduction of 10.0% points from the applicable rate in 2023 of 40.0%.

On February 13, 2024, the Mexican Government issued a decree in the Official Gazette of the Federation suspending the collection of PEMEX’s Profit-sharing Duty and Hydrocarbons Extraction Duty for the months of October, November and December 2023 and January 2024. Additionally, on August 23, 2024, the Mexican Government issued a decree in the Official Gazette of the Federation suspending the collection of PEMEX’s Profit-sharing Duty for the months of May, June and July of 2024 and the Hydrocarbons Extraction Duty for the months of June and July of 2024. The suspension granted PEMEX a reduction in its tax burden of Ps.91,348,348 for the corresponding period in 2023 and Ps.79,281,298 during 2024. Also on September 24, 2024, the Mexican Government issued a decree in the Official Gazette of the Federation deferring the collection of PEMEX’s Profit-sharing Duty and Hydrocarbons Extraction Duty for the month of August 2024 until October 30, 2024.

The Mexican Government's Federal Budget for 2024 includes Ps.145,000,000 for PEMEX during 2024 to help improve its financial position. In addition, PEMEX has plans to raise funds from the markets in accordance with prevailing conditions and to refinance its debt.

Further, PEMEX has the capacity to refinance its short-term debt maturities through direct loans and revolving credit facilities. PEMEX's ability to refinance its short-term debt depends on factors beyond its control.
The Revenue Law for 2024 also authorized PEMEX to incur a net additional indebtedness up to Ps.203,705,500 (Ps.138,119,100 and U.S.$3,726,500), which is considered as public debt by the Mexican Government and may be used to partially cover its financial balance in 2024.

PEMEX reviews and aligns its capital expenditures portfolio in accordance with updated economic assumptions on a periodic basis and giving priority to those projects which increase production in an efficient manner and at the lowest cost.

On December 13, 2022, the Board of Directors of Petróleos Mexicanos approved the business plan of Petróleos Mexicanos and its Subsidiary Companies for 2023-2027 (the “2023-2027 Business Plan”).

Prices of crude oil, natural gas and petroleum products showed a recovery in 2022 but decreased 20.00% in 2023. If international values for the Mexican oil price were higher than the average price of U.S.$56.7 per barrel, which was the reference price used to prepare our financial balance for 2024, this additional revenue would enable PEMEX to achieve its business plan objectives more quickly. During the nine-month period ended September 30, 2024, the average price of crude oil was U.S.$72.5 per barrel.

Petróleos Mexicanos and its Subsidiary Entities are not subject to the Commercial Bankruptcy Law of Mexico and none of PEMEX’s existing financing agreements include any financial covenants that could lead to the demand for immediate payment of its debt due to having negative equity or non-compliance with financial ratios.

As a reference, PEMEX prepared its condensed consolidated interim financial statements as of September 30, 2024 and December 31, 2023 on a going concern basis. There are certain conditions that have generated material uncertainty and significant doubts concerning the entity’s ability to continue operating, including recurring net losses, negative working capital and negative equity. Those financial statements do not contain any adjustments that would be required if they were not prepared on a going concern basis.

G.Non-controlling interest

PEMEX does not currently own all of the shares of PMI CIM and COMESA, variations in income and equity from these entities are also presented in the condensed consolidated interim statements of changes in equity (deficit) as “non-controlling interest.”

As of September 30, 2024 and December 31, 2023, non-controlling interest represented (losses) of Ps.(255,669) and Ps.(116,639), respectively, in PEMEX’s equity (deficit).